OTHER ASSETS	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
OTHER ASSETS

18. OTHER ASSETS

($ millions)	December 31 2019	December 31 2018

Investments	289	237

Prepaids and other	905	889

	1 194	1 126

Prepaids and other includes long-term accounts receivable related to deposits paid on Notices of Reassessments that have been received from the Canada Revenue Agency (CRA) and are unlikely to be settled within one year.